SHAREHOLDERS' EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2018 | shares	1,184,847
Weighted average remaining contractual term (Years)	4 years 5 months 20 days
Weighted Average Exercise Price	$ 19.82
Options Exercisable as of December 31, 2018 | shares	410,237
Weighted average exercise price of options exercisable	$ 36.24
0.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2018 | shares	806,066
Weighted average remaining contractual term (Years)	4 years 6 months
Weighted Average Exercise Price	$ 0.27
Options Exercisable as of December 31, 2018 | shares	163,219
Weighted average exercise price of options exercisable	$ 0.27
0.69-9.89 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2018 | shares	5,072
Weighted average remaining contractual term (Years)	4 years 11 months 12 days
Weighted Average Exercise Price	$ 7.08
Options Exercisable as of December 31, 2018 | shares	4,775
Weighted average exercise price of options exercisable	$ 7.11
Range of exercise price, lower	0.69
Range of exercise price, upper	$ 9.89
11.40-15.16 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2018 | shares	957
Weighted average remaining contractual term (Years)	1 year 3 months 26 days
Weighted Average Exercise Price	$ 12.63
Options Exercisable as of December 31, 2018 | shares	957
Weighted average exercise price of options exercisable	$ 12.63
Range of exercise price, lower	11.40
Range of exercise price, upper	$ 15.16
17.72 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2018 | shares	346
Weighted average remaining contractual term (Years)	2 years 2 months 8 days
Weighted Average Exercise Price	$ 17.72
Options Exercisable as of December 31, 2018 | shares	346
Weighted average exercise price of options exercisable	$ 17.72
35.62-49.72 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2018 | shares	156,319
Weighted average remaining contractual term (Years)	4 years 7 months 6 days
Weighted Average Exercise Price	$ 41.5
Options Exercisable as of December 31, 2018 | shares	93,581
Weighted average exercise price of options exercisable	$ 40.74
Range of exercise price, lower	35.62
Range of exercise price, upper	$ 49.72
54.95-80.76 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2018 | shares	153,648
Weighted average remaining contractual term (Years)	3 years 9 months 14 days
Weighted Average Exercise Price	$ 70.73
Options Exercisable as of December 31, 2018 | shares	122,896
Weighted average exercise price of options exercisable	$ 70.24
Range of exercise price, lower	54.95
Range of exercise price, upper	$ 80.76
85.14-96.74 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2018 | shares	62,439
Weighted average remaining contractual term (Years)	5 years 4 months 9 days
Weighted Average Exercise Price	$ 93.77
Options Exercisable as of December 31, 2018 | shares	24,463
Weighted average exercise price of options exercisable	$ 95.14
Range of exercise price, lower	85.14
Range of exercise price, upper	$ 96.74